Weighted Average Actuarial Assumptions Used in Measuring Net Periodic Benefit Cost and Plan Obligations - Pension Plan (Detail)	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit cost, Discount rate	4.20%	5.50%	5.40%
Net periodic benefit cost, Long-term rate of return on plan assets	6.20%	6.50%	7.30%
Plan obligations, Discount rate	4.80%	4.20%	5.50%